STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2014
$1M Purchase Agreement [Member]
Purchase Agreement Value	$ 1,000,000
$15M Purchase Agreement [Member]
Purchase Agreement Value	$ 15,000,000